INVESTMENT IN RESIDENTIAL MORTGAGE LOANS (Details Narrative) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended									12 Months Ended					12 Months Ended
	Dec. 31, 2011	Dec. 31, 2013		Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013		Dec. 31, 2012	Feb. 27, 2013 Reverse Mortgage Loans	Dec. 31, 2012 Reverse Mortgage Loans	Dec. 31, 2013 Residential Mortgage Loans Held-for-Investment	Dec. 31, 2013 Residential Mortgage Loans Held-for-Investment Repurchase Agreements Barclays
Percentage of Investment co-owned by Nationstar														30.00%
Percentage of Investment owned by New Residential														70.00%
Unpaid principal balance of underlying reverse mortgage loans															$ 83,100
Residential mortgage loans, held-for-investment		33,539	[1]								33,539	[1]		35,100
Federal income tax basis																33,900
Average loan balance outstanding																200
Loans on non-accrual status																1,600
Percentage of loans that have reached a termination event																82.00%
Average carrying amount																33,800
Interest revenue	1,260	26,492		21,885	22,999	16,191	14,948	12,295	4,479	2,037	87,567	[2]	33,759			2,700
Repurchase agreements																	$ 22,800

[1]	Represents our historical consolidated balance sheet at December 31, 2013.
[2]	Represents our historical consolidated statement of income for the year ended December 31, 2013.